Supplement dated April 30, 2004*
                         to the following prospectuses:

              Evergreen New Solutions Select Variable Annuity dated
                        April 30, 2004 -- 45308 A (4/04)

              Evergreen Pathways(SM) Select Variable Annuity dated
                        April 30, 2004 -- 45309 A (4/04)

The subaccount Evergreen VA Asset Allocation Fund - Class 2 is not available for investment. You may not allocate purchase payments or make transfers to this subaccount.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.





45308-2 A (4/04)